Condensed Consolidated Statement of Net Earnings (Loss) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [Line Items]
Revenue	$ 935,753	$ 1,541,320
Operating expense	583,420	1,038,967
General and administrative expense	70,869	104,010
Restructuring	18,061	6,438
Earnings before income taxes, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, reversal of impairment of property, plant and equipment, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	263,403	391,905
Depreciation and amortization	316,322	333,616
Gain on asset disposals	(11,931)	(50,741)
Loss on asset decommissioning		20,263
Reversal of impairment of property, plant and equipment		(5,810)
Foreign exchange	4,542	(8,722)
Finance charges	107,468	118,453
Gain on redemption and repurchase of unsecured senior notes	(43,814)	(6,815)
Loss before income taxes	(109,184)	(8,339)
Income taxes	10,954	(14,957)
Net earnings (loss)	(120,138)	6,618
Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Revenue	752,737	1,341,624
Operating expense	465,624	909,898
General and administrative expense	26,767	57,119
Restructuring	11,083	3,616
Earnings before income taxes, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, reversal of impairment of property, plant and equipment, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	249,263	370,991
Depreciation and amortization	255,299	262,914
Gain on asset disposals	(11,655)	(50,439)
Loss on asset decommissioning		20,263
Reversal of impairment of property, plant and equipment		(5,810)
Foreign exchange	36,313	(758)
Finance charges	(2,113)	(354)
Loss before income taxes	(28,581)	145,175
Income taxes	18,056	44,809
Net earnings (loss)	(46,637)	100,366
Non-Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Revenue	186,088	210,292
Operating expense	120,875	139,701
General and administrative expense	5,613	8,473
Earnings before income taxes, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, reversal of impairment of property, plant and equipment, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	59,600	62,118
Depreciation and amortization	50,815	57,205
Gain on asset disposals	(135)	(255)
Foreign exchange	(24,814)	535
Finance charges	3	32
Loss before income taxes	33,731	4,601
Income taxes	9,556	2,853
Net earnings (loss)	24,175	1,748
Consolidating Adjustments [Member]
Disclosure of subsidiaries [Line Items]
Revenue	(3,129)	(10,688)
Operating expense	(3,129)	(10,688)
Depreciation and amortization	227	225
Equity in earnings of subsidiaries	(22,462)	102,114
Loss before income taxes	22,235	(102,339)
Net earnings (loss)	22,235	(102,339)
Parent [member]
Disclosure of subsidiaries [Line Items]
Revenue	57	92
Operating expense	50	56
General and administrative expense	38,489	38,418
Restructuring	6,978	2,822
Earnings before income taxes, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, reversal of impairment of property, plant and equipment, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	(45,460)	(41,204)
Depreciation and amortization	9,981	13,272
Gain on asset disposals	(141)	(47)
Foreign exchange	(6,957)	(8,499)
Finance charges	109,578	118,775
Gain on redemption and repurchase of unsecured senior notes	(43,814)	(6,815)
Equity in earnings of subsidiaries	22,462	(102,114)
Loss before income taxes	(136,569)	(55,776)
Income taxes	(16,658)	(62,619)
Net earnings (loss)	$ (119,911)	$ 6,843